Common Stock (Details) - USD ($)				1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 04, 2022	Feb. 02, 2022	Jan. 23, 2022	Jul. 28, 2022	Feb. 22, 2022	Jan. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jul. 29, 2022	Jan. 31, 2022	Aug. 31, 2020
Common Stock (Details) [Line Items]
Common stock, authorized							100,000,000	11,000,000	11,000,000
Common stock, par value (in Dollars per share)							$ 0.001	$ 0.001	$ 0.001
Common stock share issued								1
Common stock share outstanding								12,944,213
Sale and issuance of common stock. (in Dollars)									$ 500,000
Net proceeds (in Dollars)				$ 4,500,000					$ 6,100,000
Aggregate shares							3,072,870	3,072,870
Common stock, outstanding							23,536,070	2,308,877	2,293,154
Net proceeds from the Business Combination (in Dollars)							$ 11,900,000
Escrowed amount (in Dollars)							7,700,000	$ 7,600,000
Released amount (in Dollars)							$ 4,200,000	$ 4,200,000
Share issued				8,333,334			3,480,692	3,480,692
Common stock, issued							23,536,070	2,308,877	2,293,154	300,000
Shares of common stock											119,965
Cash dividend (in Dollars)							$ 0
Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock, authorized													11,000,000
Common stock, par value (in Dollars per share)													$ 0.001
Common stock share issued								2,308,877	2,293,154		100
Common stock share outstanding								2,308,877	2,293,154
Sale and issuance of common stock. (in Dollars)						$ 600,000		$ 6,100,000	$ 5,500,000
Net proceeds for common stock (in Dollars)									$ 37,000,000,000
Common stock, outstanding							12,944,213
Share issued								10,500,000
Pre-Funded Warrants [Member]
Common Stock (Details) [Line Items]
Share issued					1,293,541
Purchase price (in Dollars per share)					$ 12.94
Shares of common stock					1,293,541
Warrant [Member]
Common Stock (Details) [Line Items]
Purchase price (in Dollars per share)		$ 5,073
Shares of common stock		1,891					165,976
Purchase price (in Dollars)		$ 5,073
Common Stock Issuance [Member]
Common Stock (Details) [Line Items]
Common stock, issued												300,000
Business Combination [Member]
Common Stock (Details) [Line Items]
Common stock, authorized							100,000,000		29,977,303
Common stock, par value (in Dollars per share)							$ 0.001		$ 0.001
Aggregate shares							9,871,343	9,871,343
Common stock purchase agreements [Member]
Common Stock (Details) [Line Items]
Issuance of common stock									6,292,140
Purchase Agreements [Member]
Common Stock (Details) [Line Items]
Sale and issuance of common stock. (in Dollars)									$ 37,000
PIPE Investment [Member]
Common Stock (Details) [Line Items]
Net proceeds (in Dollars)			$ 7,300,000
Share issued			1,293,126
Forward Share Purchase agreement [Member]
Common Stock (Details) [Line Items]
Cancelled shares							750,000
Escrow amount (in Dollars)							$ 7,700,000
Forward Share Purchase agreement [Member] | Business Combination [Member]
Common Stock (Details) [Line Items]
Cancelled shares	750,000
Escrow amount (in Dollars)	$ 7,700,000